SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 11 -SUBSEQUENT EVENTS

In March 2014, the Company entered into a consulting agreement with Jamie White an independent contractor hired to provide Mechanical Design services for the development of the company's new products. The agreement is a month to month agreement at a rate of $1200/week.

In April 2014, the Company entered into a consulting agreement with a stockholder whereby the stockholder provides consulting services to the Company. The Company agreed to pay a monthly fee of $8,000 per month for 160 hours of consulting per month. Additional hours incurred by the consultant is charged to the Company at an agreed upon rate. The Company agreed to pay a $30,000 non-refundable retainer.

In April 2014, the Company entered into a consulting agreement with James Fegan an independent contractor hired to provide specialized embedded software and hardware design services for the development of the company's new products. The agreement is valued at a maximum of $88,000 at a rate of $8000/bi-weekly.

In February 2014 the Company assigned Douglas Solomon Power of Attorney to represent and work with appropriate parties to complete the closing of the office building located at 160 E. Lake Brantley Drive, Longwood, FL 32779. In April 2014, the Company entered into a short term promissory note for $310,000 with another entity owned by a related party for the purpose of purchasing the building at 160 E. Lake Brantley Drive, Longwood, FL 32779.

13. SUBSEQUENT EVENTS

On February 13, 2014 the Company filed a registration statement on Form S-1 for the offer and sale by certain shareholders of 58,673,987 shares of common stock held by those shareholders at a price of $0.60. The registration statement is not effective at the time of filling this Report and no sales can be made there from.

On March 31, 2014 IIM Global was able to raise $600,000.00 in capital as a six month bridge loan from Penn Investments Inc.